Pay vs Performance Disclosure - USD ($)		2 Months Ended	7 Months Ended	12 Months Ended					13 Months Ended
		Feb. 27, 2024	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	May 27, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO 1 ($)(1)	Compensation Actually Paid to PEO 1 ($)(1)(4)	Summary Compensation Table Total for PEO 2 ($)(2)	Compensation Actually Paid to PEO 2 ($)(2)(4)	Summary Compensation Table Total for Former PEO ($)(3)	Compensation Actually Paid to Former PEO ($)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(6)	Net Income (Loss) ($)(7)
2025	101,366	101,366	5,168,686	13,797,217	-	-	3,388,622	2,378,747	72.14	(462,775,000)
2024	-	-	2,291,471	8,669,660	59,926	59,926	240,551	124,239	35.48	(10,330,000)
2023	-	-	-	-	1,808,810	1,808,810	737,838	463,972	113.10	(29,041,000)

Named Executive Officers, Footnote [Text Block]		Kenneth L. Londoner	Karl Henry McPhie						Anthony Amato
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Compensation Actually Paid

To calculate compensation actually paid, the following amounts were deducted from and added to (as applicable) the “Total” compensation reported in the Summary Compensation Table:

PEO 1 - Karl Henry McPhie

Year	Summary Compensation Table Total ($)	Less: Reported Value of Equity Awards ($)(a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year ($)	Plus/(Less): Change in Fair Value of Prior-Year Awards Unvested at Year-End ($)	Plus: Fair Value at Vesting of Awards Granted and Vested During the Year ($)	Plus/(Less): Change in Fair Value of Prior-Year Awards Vested During the Year ($)	Less: Prior Year-End Fair Value of Awards Forfeited During the Year ($)	Compensation Actually Paid ($)
2025	101,366	-	-	-	-	-	-	101,366

PEO 2 - Anthony Amato(b)

Year	Summary Compensation Table Total ($)	Less: Reported Value of Equity Awards ($)(a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year ($)	Plus/(Less): Change in Fair Value of Prior-Year Awards Unvested at Year-End ($)	Plus: Fair Value at Vesting of Awards Granted and Vested During the Year ($)	Plus/(Less): Change in Fair Value of Prior-Year Awards Vested During the Year ($)	Less: Prior Year-End Fair Value of Awards Forfeited During the Year ($)	Compensation Actually Paid ($)
2025	5,168,686	(4,564,610)	-	-	4,564,610	8,628,531	-	13,797,217
2024	2,291,471	(2,105,638)	5,319,323	2,453,981	754,023	-	(43,500)	8,669,660

Former PEO - Kenneth L. Londoner

Year	Summary Compensation Table Total ($)	Less: Reported Value of Equity Awards ($)(a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year ($)	Plus/(Less): Change in Fair Value of Prior-Year Awards Unvested at Year-End ($)	Plus: Fair Value at Vesting of Awards Granted and Vested During the Year ($)	Plus/(Less): Change in Fair Value of Prior-Year Awards Vested During the Year ($)	Less: Prior Year-End Fair Value of Awards Forfeited During the Year ($)	Compensation Actually Paid ($)
2024	59,926	-	-	-	-	-	-	59,926
2023	1,808,810	(831,908)	-	-	831,908	-	-	1,808,810

Non-PEO NEO Average Total Compensation Amount	[1]			$ 3,388,622		$ 240,551		$ 737,838
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]			$ 2,378,747		124,239		463,972
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs (Average)

Year	Summary Compensation Table Total ($)	Less: Reported Value of Equity Awards ($)(a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year ($)	Plus/(Less): Change in Fair Value of Prior-Year Awards Unvested at Year-End ($)	Plus: Fair Value at Vesting of Awards Granted and Vested During the Year ($)	Plus/(Less): Change in Fair Value of Prior-Year Awards Vested During the Year ($)	Less: Prior Year-End Fair Value of Awards Forfeited During the Year ($)	Compensation Actually Paid ($)
2025	3,388,622	(3,123,275)	1,515,000	-	598,400	-	-	2,378,747
2024	240,551	(168,075)	-	-	162,192	31,832	(142,261)	124,239
2023	737,838	(446,438)	-	-	172,572	-	-	463,972

(a)	Represents the grant date fair value of stock awards and option awards reported in the Summary Compensation Table for the applicable year.
(b)	For Mr. Amato, the 2025 change in fair value of prior-year awards vested during the year reflects the vesting of 200,000 stock options and 212,500 restricted stock units on March 11, 2025 and the accelerated vesting of the remaining 1,000,000 stock options and 1,062,500 restricted stock units on May 28, 2025 under the First Amendment to his Executive Employment Agreement, each measured from their December 31, 2024 fair value. Amounts for 2024 and 2023 are as previously reported, presented separately for each PEO.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

Because equity awards make up a significant portion of our executives’ compensation, compensation actually paid is directly affected by changes in our stock price. Our cumulative TSR declined from $113.10 in 2023 to $35.48 in 2024 and increased to $72.14 in 2025, based on closing prices of $4.75, $1.49 and $3.03 at the end of each year, respectively.

–	2023: Compensation actually paid to Mr. Londoner equaled his Summary Compensation Table total of $1.8 million because the equity awards granted to him during the year were fully vested at grant. Average compensation actually paid to our Non-PEO NEOs was $0.5 million.
–	2024: Although TSR declined during the year, compensation actually paid to Mr. Amato ($8.7 million) exceeded his Summary Compensation Table total because the stock options and restricted stock units granted to him on September 11, 2024 at $0.4479 per share were valued at the $1.49 closing price on December 31, 2024. Average compensation actually paid to our Non-PEO NEOs ($0.1 million) was lower than their average Summary Compensation Table total ($0.2 million), primarily reflecting awards that failed to vest during the year.
–	2025: As TSR increased by approximately 103% during the year, compensation actually paid to Mr. Amato ($13.8 million) increased, primarily due to the increase in the fair value of his 2024 stock options and restricted stock units from December 31, 2024 to their vesting dates, including the accelerated vesting on May 28, 2025, when our stock closed at $5.85, in connection with our acquisition of Streamex Exchange. Compensation actually paid to Mr. McPhie equaled his Summary Compensation Table total because he received no equity awards in 2025. Average compensation actually paid to our Non-PEO NEOs ($2.4 million) was lower than their average Summary Compensation Table total ($3.4 million), primarily because the restricted stock units granted to Mr. Williams on May 29, 2025, when our stock closed at $5.05, were valued at the $3.03 closing price on December 31, 2025.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

We have not historically used net income (loss) as a performance measure in our executive compensation program, and we are not currently profitable. Accordingly, compensation actually paid has not been closely aligned with our net loss. Our net loss was $29.1 million in 2023, $10.5 million in 2024 and $462.8 million in 2025. Compensation actually paid increased in 2024 even as our net loss decreased, and increased again in 2025 even as our net loss increased significantly. In each year, changes in compensation actually paid were driven primarily by changes in our stock price and the timing of equity award grants and vesting, as described above, rather than by our net loss.

Total Shareholder Return Amount	[3]			$ 72.14		35.48		113.10
Net Income (Loss) Attributable to Parent	[4]			(462,775,000)		(10,330,000)		(29,041,000)
Karl Henry McPhie [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]			101,366
PEO Actually Paid Compensation Amount	[2],[5]			101,366
Karl Henry McPhie [Member] | Less: Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
Karl Henry McPhie [Member] | Plus: Year-End Fair Value of Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Karl Henry McPhie [Member] | Plus/(Less): Change in Fair Value of Prior-Year Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Karl Henry McPhie [Member] | Plus: Fair Value at Vesting of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Karl Henry McPhie [Member] | Plus/(Less): Change in Fair Value of Prior-Year Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Karl Henry McPhie [Member] | Less: Prior Year-End Fair Value of Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Anthony Amato [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[8]			5,168,686	[7]	2,291,471	[7]
PEO Actually Paid Compensation Amount	[2],[8]			13,797,217	[7]	8,669,660	[7]
Anthony Amato [Member] | Less: Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[7]			(4,564,610)		(2,105,638)
Anthony Amato [Member] | Plus: Year-End Fair Value of Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					5,319,323
Anthony Amato [Member] | Plus/(Less): Change in Fair Value of Prior-Year Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					2,453,981
Anthony Amato [Member] | Plus: Fair Value at Vesting of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]			4,564,610		754,023
Anthony Amato [Member] | Plus/(Less): Change in Fair Value of Prior-Year Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]			8,628,531
Anthony Amato [Member] | Less: Prior Year-End Fair Value of Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					(43,500)
Kenneth L. Londoner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[9]					59,926		1,808,810
PEO Actually Paid Compensation Amount	[2],[9]					59,926		1,808,810
Kenneth L. Londoner [Member] | Less: Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]							(831,908)
Kenneth L. Londoner [Member] | Plus: Year-End Fair Value of Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Kenneth L. Londoner [Member] | Plus/(Less): Change in Fair Value of Prior-Year Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Kenneth L. Londoner [Member] | Plus: Fair Value at Vesting of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								831,908
Kenneth L. Londoner [Member] | Plus/(Less): Change in Fair Value of Prior-Year Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Kenneth L. Londoner [Member] | Less: Prior Year-End Fair Value of Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount				3,388,622		240,551		737,838
Non-PEO NEO Average Compensation Actually Paid Amount				2,378,747		124,239		463,972
Non-PEO NEO [Member] | Less: Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]			(3,123,275)		(168,075)		(446,438)
Non-PEO NEO [Member] | Plus: Year-End Fair Value of Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,515,000
Non-PEO NEO [Member] | Plus/(Less): Change in Fair Value of Prior-Year Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus: Fair Value at Vesting of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				598,400		162,192		172,572
Non-PEO NEO [Member] | Plus/(Less): Change in Fair Value of Prior-Year Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						31,832
Non-PEO NEO [Member] | Less: Prior Year-End Fair Value of Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (142,261)

[1]	The Non-PEO NEOs were: for 2025, Ferdinand Groenewald and Mitchell Williams; for 2024, Ferdinand Groenewald, Frederick D. Hrkac and Steven Chaussy; and for 2023, Steven Chaussy and Steven Buhaly.
[2]	Compensation actually paid is computed in accordance with Item 402(v) of Regulation S-K and does not reflect amounts actually earned, realized or received during the applicable year. It is calculated as the Summary Compensation Table total, less the grant date fair value of equity awards reported in that table, adjusted for the fair value of equity awards as described in the tables below. Restricted stock and restricted stock unit fair values are based on the closing price of our common stock on the applicable measurement date. Stock option fair values were determined using the Black-Scholes option pricing model; for options that vested in 2025, the assumptions at the March 11, 2025 and May 28, 2025 vesting dates were: stock price of $0.7376 and $5.85; expected volatility of 147.96% and 152.47%; risk-free rate of 4.03% and 4.05%; expected term of 4.75 and 4.65 years; and no dividends. No dividends were paid on unvested awards.
[3]	Assumes $100 was invested in our common stock on December 30, 2022, the last trading day before the earliest year in the table, and is valued as of the last trading day of each year presented. We have not paid dividends. The closing prices of our common stock on The Nasdaq Capital Market were $4.20 on December 30, 2022, $4.75 on December 29, 2023, $1.49 on December 31, 2024 and $3.03 on December 31, 2025.
[4]	Represents net loss attributable to Streamex Corp. (formerly BioSig Technologies, Inc.) as reported in our audited consolidated financial statements for the applicable year.
[5]	Represents the total compensation reported in the Summary Compensation Table for Karl Henry McPhie, who has served as our Chief Executive Officer since May 28, 2025, and the related compensation actually paid. Mr. McPhie did not serve as our PEO in 2024 or 2023.
[6]	Represents the grant date fair value of stock awards and option awards reported in the Summary Compensation Table for the applicable year.
[7]	For Mr. Amato, the 2025 change in fair value of prior-year awards vested during the year reflects the vesting of 200,000 stock options and 212,500 restricted stock units on March 11, 2025 and the accelerated vesting of the remaining 1,000,000 stock options and 1,062,500 restricted stock units on May 28, 2025 under the First Amendment to his Executive Employment Agreement, each measured from their December 31, 2024 fair value. Amounts for 2024 and 2023 are as previously reported, presented separately for each PEO.
[8]	Represents the total compensation reported in the Summary Compensation Table for Anthony Amato, who served as our Chief Executive Officer from April 30, 2024 to May 28, 2025, and the related compensation actually paid.
[9]	Represents the total compensation reported in the Summary Compensation Table for Kenneth L. Londoner, who served as our Chief Executive Officer until February 27, 2024, and the related compensation actually paid.
[10]	Represents the grant date fair value of stock awards and option awards reported in the Summary Compensation Table for the applicable year.